                                                                         497(j)

                    [VAN KAMPEN INVESTMENTS INC. LETTERHEAD]


                               December 27, 2000



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

   Re:  Van Kampen Emerging Growth Fund -- Rule 497(j) Filing
        (File Nos. 2-33214 and 811-02424)

Ladies and Gentlemen:

     Van Kampen Emerging Growth Fund (the "Registrant") filed via EDGAR on December 22, 2000 an electronically signed copy of Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits thereto, pursuant to Rule 485(b) of the general rules and regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended.

     In accordance with the provisions of Rule 497(j) of the 1933 Act Rules, this letter serves to certify that the Statement of Additional Information contained in the Registration Statement does not differ from that which would have been filed pursuant to Rule 497(c) of the 1933 Act Rules. The Registrant has or will make a separate filing pursuant to Rule 497(c) with respect to the Prospectus.

     Should the staff have any questions regarding the foregoing, please contact me at (630) 684-8370.


                                                Very truly yours,



                                                /s/ Sara L. Badler
                                                -------------------------
                                                Sara L. Badler
                                                Assistant Secretary